Summary of Significant Accounting Policies - Summary of Marketable Securities by Security Type (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 54,900	$ 37,435
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	54,900	37,435
United States Treasury Notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	10,022	10,026
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	10,022	10,026
Agency Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	44,878	27,409
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 44,878	$ 27,409